SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for doubtful accounts and sales allowances [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts and sales allowances [Member]
Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance, Beginning Balance	$ 5,294	$ 5,467	$ 6,405
Valuation Allowances and Reserves, Charged to Cost and Expense	1,501	3,193	3,959
Valuation Allowances and Reserves, Charged to Other Accounts	(24)	(43)	(21)
Valuation Allowances and Reserves, Uncollectible accounts written off, net of recoveries	(2,888)	(3,323)	(4,876)
Valuation Allowances and Reserves, Balance, Ending Balance	$ 3,883	$ 5,294	$ 5,467